Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Firm ID	1449
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.A.
Auditor Location	City of Buenos Aires, Argentina